Share-Based Payments - Cash-Settled Move and Grow SAP Plans (Details) - item	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Settled Restricted Stock Units, Service [Member] | Tranche One
SHARE-BASED PAYMENTS
Vesting period	6 months
Cash Settled Restricted Stock Units, Service [Member] | Tranche Two
SHARE-BASED PAYMENTS
Vesting period	3 years
Cash Settled Restricted Stock Units, Service [Member] | Tranche Three | Waiting period of six months
SHARE-BASED PAYMENTS
Vesting period	3 years
Performance Share Units (PSUs) Cash settled
SHARE-BASED PAYMENTS
Number of KPIs	2
Performance goals against KPI targets (as a percent)	112.40%	84.30%	130.90%
Performance Share Units (PSUs) Cash settled | Tranche One
SHARE-BASED PAYMENTS
Vesting period	3 years
Performance Share Units (PSUs) Cash settled | Tranche One | Waiting period of 12 months
SHARE-BASED PAYMENTS
Vesting period	3 years
Performance Share Units (PSUs) Cash settled | Lowest
SHARE-BASED PAYMENTS
Number of awards that may vest as percent of the number granted	0.00%
Performance Share Units (PSUs) Cash settled | Highest
SHARE-BASED PAYMENTS
Number of awards that may vest as percent of the number granted	200.00%